Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and

Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to Christian Tropp as a portfolio manager of the Fund.

Corresponding changes are hereby made to the subsection entitled “Management of the Funds — Investment Manager.”

Disclosure Relating to AllianzGI Micro Cap Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)(4)	Distribution and/ or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	1.05%	0.25%	0.68%	1.98%	(0.56)%	1.42%
Class T	1.05	0.25	0.68	1.98	(0.56)	1.42
Institutional	1.05	None	0.68	1.73	(0.39)	1.34
Class P	1.05	None	0.64	1.69	(0.35)	1.34

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	“Management Fees” have been restated to reflect current advisory fees.
(3)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to waive, through January 31, 2020, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.42% for Class A shares, 1.42% for Class T shares, 1.34% for Institutional Class shares and 1.34% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.
(4)	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 1.25% contractual fee rate by 0.20% to 1.05%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$687	$1,032	$1,458	$2,641	$687	$1,032	$1,458	$2,641
Class T	391	747	1,187	2,408	391	747	1,187	2,408
Institutional	136	467	863	1,974	136	467	863	1,974
Class P	136	463	850	1,938	136	463	850	1,938

Disclosure Relating to AllianzGI NFJ International Small-Cap Value Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in non-U.S. equity securities. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs). The Fund may invest in exchange traded funds (“ETFs”).

The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued, including real estate investment trusts (“REITs”). The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs).

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies” within the section entitled “Principal Investments and Strategies of Each Fund — AllianzGI NFJ International Small-Cap Value Fund.”

Within the Fund Summary relating to the Fund, the following is hereby added to the alphabetical list of principal risks in the subsection entitled “Principal Risks” after the first five risks:

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Disclosure Relating to AllianzGI Ultra Micro Cap Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class T	2.50%	None
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)(4)	Distribution and/ or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	1.10%	0.25%	0.65%	2.00%	(0.14)%	1.86%
Class T	1.10	0.25	0.65	2.00	(0.14)	1.86
Institutional	1.10	None	0.62	1.72	(0.18)	1.54
Class P	1.10	None	0.57	1.67	(0.10)	1.57

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	“Management Fees” have been restated to reflect current advisory fees.
(3)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to waive, through January 31, 2020, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.86% for Class A shares, 1.86% for Class T shares, 1.54% for Institutional Class shares and 1.57% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.
(4)	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 1.50% contractual fee rate by 0.40% to 1.10%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,117	$1,543	$2,727	$729	$1,117	$1,543	$2,727
Class T	434	835	1,275	2,496	434	835	1,275	2,496
Institutional	157	506	899	1,999	157	506	899	1,999
Class P	160	506	888	1,959	160	506	888	1,959

Disclosure Relating to All Series

Effective July 1, 2018, within the Management of the Funds section, the table under “Management Fees” is hereby revised in its entirety as follows:

Allianz Multi-Strategy Fund Management Fees	Management Fees
AllianzGI Convertible Fund	0.57%
AllianzGI Europe Equity Dividend Fund	0.80%
AllianzGI High Yield Bond Fund	0.48%
AllianzGI International Growth Fund(1)	0.75%
AllianzGI International Small-Cap Fund(2)	0.93%
AllianzGI Micro Cap Fund(5)	1.25%
AllianzGI Ultra Micro Cap Fund(6)	1.44%
AllianzGI Best Styles Emerging Markets Equity Fund	0.40%
AllianzGI Best Styles Global Equity Fund	0.30%
AllianzGI Best Styles International Equity Fund	0.30%
AllianzGI Best Styles U.S. Equity Fund	0.30%
AllianzGI Emerging Markets Consumer Fund	0.90%
AllianzGI Emerging Markets Debt Fund	0.75%
AllianzGI Emerging Markets Small-Cap Fund	1.20%
AllianzGI Global Allocation Fund(3)	0.18%
AllianzGI Global Dynamic Allocation Fund(3)	0.67%
AllianzGI Global High Yield Fund	0.60%
AllianzGI Global Sustainability Fund(2)	0.74%
AllianzGI Global Water Fund(2)	0.83%
AllianzGI Multi Asset Income Fund	0.05%
AllianzGI NFJ Emerging Markets Value Fund(2)	0.71%
AllianzGI NFJ International Small-Cap Value Fund	0.85%
AllianzGI PerformanceFee Managed Futures Strategy Fund(4)	0.75%
AllianzGI PerformanceFee Structured US Equity Fund(4)	0.60%
AllianzGI PerformanceFee Structured US Fixed Income Fund(4)	0.30%
AllianzGI Real Estate Debt Fund(4)	0.45%
AllianzGI Retirement 2020 Fund	0.05%
AllianzGI Retirement 2025 Fund	0.05%
AllianzGI Retirement 2030 Fund	0.05%
AllianzGI Retirement 2035 Fund	0.05%
AllianzGI Retirement 2040 Fund	0.05%
AllianzGI Retirement 2045 Fund	0.05%
AllianzGI Retirement 2050 Fund	0.05%
AllianzGI Retirement 2055 Fund	0.05%
AllianzGI Short Duration High Income Fund	0.48%
AllianzGI Structured Return Fund	0.60%
AllianzGI U.S. Equity Hedged Fund	0.70%

(1)	Effective April 1, 2017, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 0.80% contractual fee rate by 0.10% to 0.70%.
(2)	For AllianzGI Global Sustainability Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.80% to 0.69% through March 31, 2018. For AllianzGI Global Water Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.95% to 0.73% through March 31, 2018. For AllianzGI International Small-Cap Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 1.00% to 0.89% through March 31, 2018. For AllianzGI NFJ Emerging Markets Value Fund, the Manager has agreed to a temporary waiver of a portion of the investment management fee, which reduces the annual percentage rate from 0.85% to 0.65% through March 31, 2018. These waivers have been extended as described in each Fund’s Fund Summary.

(3)	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.55% of the average daily net assets of each applicable Fund that are attributable to investments in Underlying Funds. This waiver with respect to investments in Underlying Funds for which the Manager or an affiliated person thereof serves as investment adviser, is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Underlying Funds will continue through at least January 31, 2019. AllianzGI Global Dynamic Allocation no longer invests significantly in Underlying Funds for which the Manager or an affiliated person serves as investment adviser but may invest in unaffiliated Underlying Funds.
(4)	The Fund recently commenced investment operations as a series of the Trust and, as a result, management fees paid to the Manager during the most recently completed fiscal year are not available. The fee rate presented in this table reflects the management fee payable for the current fiscal year, prior to giving effect to applicable waivers.
(5)	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 1.25% contractual fee rate by 0.20% to 1.05%.
(6)	The Manager agreed to a temporary waiver of a portion of the investment management fee, which reduced the annual percentage rate from 1.50% to 1.25% from July 1, 2017 through January 31, 2018. Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the investment management fee, which reduces the 1.50% contractual fee rate by 0.40% to 1.10%.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2018 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as revised June 14, 2018) (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Christian Tropp as a portfolio manager of the Fund.

Disclosure Relating to All Series

Within the Management of the Trust section, the table in the “Investment Manager — Management Agreement” subsection is hereby revised in its entirety as follows:

Fund	Management Fee Rate
Best Styles Emerging Markets Equity Fund	0.40%
Best Styles Global Equity Fund	0.30%
Best Styles International Equity Fund	0.30%
Best Styles U.S. Equity Fund	0.30%
Convertible Fund	0.57%
Core Bond Fund	0.25%
Core Plus Bond Fund	0.30%
Emerging Markets Consumer Fund	0.90%
Emerging Markets Debt Fund	0.75%
Emerging Markets Small-Cap Fund	1.20%
Europe Equity Dividend Fund	0.80%
Global Allocation Fund	0.70%
Global Dynamic Allocation Fund	0.70%
Global High Yield Fund	0.60%
Global Sustainability Fund	0.80%
Global Water Fund	0.95%
High Yield Bond Fund	0.48%
International Growth Fund	0.70%
International Small-Cap Fund	1.00%
Micro Cap Fund	1.05%
Multi Asset Income Fund	0.05%
NFJ Emerging Markets Value Fund	0.85%
NFJ International Small-Cap Value Fund	0.85%
PerformanceFee Managed Futures Strategy Fund	0.75	%(1)
PerformanceFee Structured US Equity Fund	0.60	%(1)
PerformanceFee Structured US Fixed Income Fund	0.30	%(1)
Preferred Securities and Income Fund	0.45%
Real Estate Debt Fund	0.45%
Retirement 2020 Fund	0.05%
Retirement 2025 Fund	0.05%
Retirement 2030 Fund	0.05%
Retirement 2035 Fund	0.05%
Retirement 2040 Fund	0.05%
Retirement 2045 Fund	0.05%
Retirement 2050 Fund	0.05%
Retirement 2055 Fund	0.05%
Short Duration High Income Fund	0.48%
Short Term Bond Fund	0.30%

Fund	Management Fee Rate
Structured Return Fund	0.60%
Ultra Micro Cap Fund	1.10%
U.S. Equity Hedged Fund	0.70%

(1)	The Management Fee is a base fee at an annualized rate of the Fund’s average daily net assets, subject to a positive or negative performance adjustment based on the Fund’s performance. The Management Fee does not become subject to the performance-based adjustment until after December 31, 2018.

Please retain this Supplement for future reference.